Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Core Trust
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000024828
Shareholder Report [Line Items]
Fund Name	Mortgage Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mortgage Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage Core Fund	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return.

Top Contributors to Performance

  Security selection proved beneficial to relative performance, attributable to a preference for mortgage-backed securities issued by Fannie Mae and Freddie Mac over Ginnie Mae securities, which lagged their conventional counterparts.

  Interest rate strategy was additive to relative performance as duration and yield curve positioning made small positive contributions.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Mortgage Core Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,166	$10,055	$10,151
12/31/2016	$10,400	$10,321	$10,321
12/31/2017	$10,686	$10,687	$10,576
12/31/2018	$10,804	$10,688	$10,681
12/31/2019	$11,488	$11,620	$11,359
12/31/2020	$12,028	$12,492	$11,799
12/31/2021	$11,921	$12,299	$11,676
12/31/2022	$10,542	$10,699	$10,297
12/31/2023	$11,088	$11,291	$10,817
12/31/2024	$11,243	$11,432	$10,946

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Mortgage Core Fund	1.39%	(0.43%)	1.18%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74%)	0.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
AssetsNet	$ 6,062,578,955
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,062,578,955 Number of Investments504 Portfolio Turnover113% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)26% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Agency Risk Transfer Securities	0.2%
Non-Agency Mortgage-Backed Securities	1.1%
Asset-Backed Securities	2.0%
Cash Equivalents	6.8%
Collaterized Mortgage Obligations	8.6%
U.S Government Agency Mortgage-Backed Securities	92.8%

Material Fund Change [Text Block]
C000024830
Shareholder Report [Line Items]
Fund Name	High Yield Bond Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Bond Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Core Fund	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Consumer Cyclical Services, Building Materials, Independent Energy, Healthcare and Chemical industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Wireless Telecommunications sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition, Allied Universal Holdco, SRS Distribution, Condor Merger Sub and Ardonagh Midco 2 Limited.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric Utility, Pharmaceutical, Midstream and Finance Company industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunications and Retail industry sectors. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Cable & Satellite industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, Enviva Inc., CSC Holdings LLC and CMG Media Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	High Yield Bond Core Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,819	$10,055	$9,557
12/31/2016	$11,381	$10,321	$11,194
12/31/2017	$12,240	$10,687	$12,033
12/31/2018	$11,976	$10,688	$11,783
12/31/2019	$13,794	$11,620	$13,470
12/31/2020	$14,634	$12,492	$14,419
12/31/2021	$15,427	$12,299	$15,178
12/31/2022	$13,582	$10,699	$13,481
12/31/2023	$15,542	$11,291	$15,293
12/31/2024	$16,625	$11,432	$16,546

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
High Yield Bond Core Fund	6.97%	3.80%	5.21%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
AssetsNet	$ 926,200,990
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$926,200,990 Number of Investments447 Portfolio Turnover22% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	3.9%
Consumer Cyclical Services	3.9%
Packaging	4.1%
Health Care	4.4%
Midstream	4.6%
Gaming	5.2%
Automotive	5.7%
Cable Satellite	6.7%
Insurance - P&C	8.3%
Technology	12.7%

Material Fund Change [Text Block]